Regulatory Requirements And Capital Ratios (Tables)	12 Months Ended
Dec. 31, 2014
Regulatory Capital Requirements [Abstract]
Schedule Of Capital Amounts And Ratios
The Company’s and City National’s actual capital amounts and ratios are presented in the following table (dollars in thousands):

	2014		2013		Well Capitalized Ratio	Minimum Ratio
	Amount	Ratio	Amount	Ratio

Total Capital (to Risk-Weighted Assets):
Consolidated	$353,873	14.2%	$346,039	13.8%	10.0%	8.0%
City National	315,095	12.7%	302,817	12.2%	10.0%	8.0%

Tier I Capital (to Risk-Weighted Assets):
Consolidated	$333,163	13.4%	$324,859	13.0%	6.0%	4.0%
City National	294,870	11.9%	282,221	11.4%	6.0%	4.0%

Tier I Capital (to Average Assets):
Consolidated	$333,163	9.9%	$324,859	9.8%	5.0%	4.0%
City National	294,870	8.8%	282,221	8.6%	5.0%	4.0%